JPMorgan U.S. Research Enhanced Equity Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Aerospace & Defense — 2.4%
Boeing Co. (The) *	62	13,443
Howmet Aerospace, Inc.	542	106,356
RTX Corp.	467	78,123
Textron, Inc.	284	24,039
TransDigm Group, Inc.	38	49,813
		271,774
Air Freight & Logistics — 0.2%
FedEx Corp.	118	27,952
Automobile Components — 0.1%
Aptiv plc (Jersey) *	101	8,730
Automobiles — 2.1%
Tesla, Inc. *	539	239,920
Banks — 3.6%
Bank of America Corp.	2,915	150,393
Citigroup, Inc.	385	39,051
Fifth Third Bancorp	1,015	45,228
Truist Financial Corp.	439	20,084
US Bancorp	797	38,519
Wells Fargo & Co.	1,463	122,600
		415,875
Beverages — 1.5%
Coca-Cola Co. (The)	742	49,196
Keurig Dr Pepper, Inc.	1,739	44,357
PepsiCo, Inc.	583	81,888
		175,441
Biotechnology — 1.9%
AbbVie, Inc.	610	141,275
Neurocrine Biosciences, Inc. *	63	8,859
Regeneron Pharmaceuticals, Inc.	67	37,295
Vertex Pharmaceuticals, Inc. *	90	35,285
		222,714
Broadline Retail — 4.1%
Amazon.com, Inc. *	2,151	472,255
Building Products — 1.4%
Carrier Global Corp.	831	49,593
Masco Corp.	352	24,813
Trane Technologies plc	214	90,197
		164,603
Capital Markets — 2.1%
Ameriprise Financial, Inc.	72	35,315
Charles Schwab Corp. (The)	1,122	107,156
CME Group, Inc.	195	52,660

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Raymond James Financial, Inc.	99	17,118
State Street Corp.	214	24,834
		237,083
Chemicals — 1.4%
Ecolab, Inc.	124	33,923
Linde plc	175	83,117
PPG Industries, Inc.	229	24,062
Sherwin-Williams Co. (The)	48	16,678
		157,780
Communications Equipment — 0.5%
Arista Networks, Inc. *	249	36,230
Motorola Solutions, Inc.	34	15,606
		51,836
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	32	20,092
Vulcan Materials Co.	85	26,191
		46,283
Consumer Finance — 0.8%
American Express Co.	129	42,868
Capital One Financial Corp.	240	50,960
		93,828
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc.	1,063	109,518
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	1,814	51,236
Electric Utilities — 1.8%
Entergy Corp.	88	8,164
NextEra Energy, Inc.	1,166	88,010
NRG Energy, Inc.	40	6,576
PG&E Corp.	724	10,918
Southern Co. (The)	996	94,424
		208,092
Electrical Equipment — 1.0%
Eaton Corp. plc	129	48,211
Emerson Electric Co.	218	28,613
GE Vernova, Inc.	56	34,202
		111,026
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	643	31,349
Entertainment — 1.5%
Netflix, Inc. *	83	99,304

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The)	544	62,346
Warner Music Group Corp., Class A	321	10,919
		172,569
Financial Services — 5.7%
Apollo Global Management, Inc.	285	37,919
Berkshire Hathaway, Inc., Class B *	331	166,223
Corpay, Inc. *	145	41,701
Fidelity National Information Services, Inc.	654	43,127
Klarna Group plc (United Kingdom) *	29	1,058
Mastercard, Inc., Class A	330	187,719
Toast, Inc., Class A *	387	14,127
Visa, Inc., Class A	478	163,327
WEX, Inc. *	28	4,477
		659,678
Food Products — 0.6%
Mondelez International, Inc., Class A	1,099	68,639
Ground Transportation — 0.2%
Union Pacific Corp.	114	26,859
Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp. *	336	32,745
Edwards Lifesciences Corp. *	635	49,409
Medtronic plc	835	79,519
Stryker Corp.	216	79,953
Zimmer Biomet Holdings, Inc.	41	4,024
		245,650
Health Care Providers & Services — 1.6%
Cigna Group (The)	150	43,321
HCA Healthcare, Inc.	33	14,178
Humana, Inc.	122	31,667
McKesson Corp.	27	20,906
UnitedHealth Group, Inc.	230	79,370
		189,442
Health Care REITs — 0.8%
Ventas, Inc.	746	52,185
Welltower, Inc.	211	37,638
		89,823
Hotels, Restaurants & Leisure — 3.3%
Booking Holdings, Inc.	6	33,357
Carnival Corp. *	1,192	34,475
Chipotle Mexican Grill, Inc., Class A *	1,272	49,841
DoorDash, Inc., Class A *	70	19,033
Expedia Group, Inc.	139	29,710
Hilton Worldwide Holdings, Inc.	226	58,556

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp.	321	97,730
Yum! Brands, Inc.	390	59,219
		381,921
Household Durables — 0.1%
Lennar Corp., Class A	101	12,798
Household Products — 0.1%
Church & Dwight Co., Inc.	172	15,077
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	77	15,044
Industrial Conglomerates — 0.8%
3M Co.	571	88,590
Industrial REITs — 0.3%
Prologis, Inc.	271	31,080
Insurance — 1.7%
Aon plc, Class A	98	35,098
Arch Capital Group Ltd.	147	13,310
Arthur J Gallagher & Co.	287	88,960
Chubb Ltd.	53	14,806
Progressive Corp. (The)	176	43,529
		195,703
Interactive Media & Services — 7.4%
Alphabet, Inc., Class A	1,203	292,356
Alphabet, Inc., Class C	771	187,786
Meta Platforms, Inc., Class A	513	376,700
		856,842
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	723	48,510
Life Sciences Tools & Services — 0.6%
Danaher Corp.	358	70,976
Machinery — 1.2%
Deere & Co.	129	58,969
Ingersoll Rand, Inc.	226	18,677
Otis Worldwide Corp.	397	36,312
PACCAR, Inc.	222	21,793
		135,751
Media — 0.8%
Charter Communications, Inc., Class A *	95	26,186
Comcast Corp., Class A	1,615	50,736
Omnicom Group, Inc.	172	14,054
		90,976
Metals & Mining — 0.1%
Nucor Corp.	47	6,434

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 0.4%
Ameren Corp.	169	17,637
Sempra	376	33,834
		51,471
Oil, Gas & Consumable Fuels — 2.6%
ConocoPhillips	445	42,048
Diamondback Energy, Inc.	159	22,717
EOG Resources, Inc.	567	63,588
EQT Corp.	123	6,690
Exxon Mobil Corp.	1,489	167,940
		302,983
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	287	16,278
United Airlines Holdings, Inc. *	63	6,058
		22,336
Personal Care Products — 0.1%
Kenvue, Inc.	609	9,893
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	1,222	55,107
Eli Lilly & Co.	134	102,115
Johnson & Johnson	672	124,570
Merck & Co., Inc.	181	15,231
		297,023
Professional Services — 0.4%
Leidos Holdings, Inc.	249	46,974
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	260	15,759
Semiconductors & Semiconductor Equipment — 14.4%
Analog Devices, Inc.	348	85,536
Broadcom, Inc.	929	306,615
Lam Research Corp.	662	88,650
Micron Technology, Inc.	409	68,388
NVIDIA Corp.	5,230	975,745
NXP Semiconductors NV (Netherlands)	293	66,677
Texas Instruments, Inc.	367	67,420
		1,659,031
Software — 11.6%
AppLovin Corp., Class A *	23	16,494
Cadence Design Systems, Inc. *	100	35,092
Crowdstrike Holdings, Inc., Class A *	25	12,119
Intuit, Inc.	78	53,481
Microsoft Corp.	1,646	852,377
Oracle Corp.	496	139,470
Palantir Technologies, Inc., Class A *	338	61,719

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Salesforce, Inc.	305	72,234
ServiceNow, Inc. *	112	103,300
		1,346,286
Specialized REITs — 0.6%
American Tower Corp.	173	33,358
Equinix, Inc.	48	37,365
		70,723
Specialty Retail — 1.9%
AutoZone, Inc. *	3	12,678
Burlington Stores, Inc. *	124	31,538
Lowe's Cos., Inc.	438	110,157
Ross Stores, Inc.	391	59,512
		213,885
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	3,056	778,087
Seagate Technology Holdings plc	320	75,670
Western Digital Corp.	189	22,653
		876,410
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	236	16,483
Tobacco — 0.6%
Altria Group, Inc.	346	22,833
Philip Morris International, Inc.	317	51,450
		74,283
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	20	18,799
Total Common Stocks (Cost $5,971,887)		11,521,996
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b) (Cost $72,472)	72,458	72,487
Total Investments — 100.3% (Cost $6,044,359)		11,594,483
Liabilities in Excess of Other Assets — (0.3)%		(31,748)
NET ASSETS — 100.0%		11,562,735

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	120	12/19/2025	USD	40,428	553

Abbreviations
USD	United States Dollar

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,594,483	$—	$—	$11,594,483
Appreciation in Other Financial Instruments
Futures Contracts (a)	$553	$—	$—	$553

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$49,275	$308,418	$285,224	$10	$8	$72,487	72,458	$910	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.